Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Schedule of quantitative information on the notional and carrying amounts of derivative financial instruments used to hedge foreign exchange risk

	December 31, 2020
		Carrying amount of
		hedging instruments
	Nominal
	amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	85,667	1,831	(233)
Cash flow hedges	60,000	—	(1,541)
Interest rate and foreign exchange risk
Fair value hedges	344,489	2,856	(3,848)
Cash flow hedges	221,508	23,091	—
Foreign exchange risk
Cash flow hedges	71,353	—	(3,589)
	783,017	27,778	(9,211)

	December 31, 2019
		Carrying amount of
		hedging instruments
	Nominal
	amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	398,333	407	(805)
Cash flow hedges	123,000	—	(1,098)
Interest rate and foreign exchange risk
Fair value hedges	346,844	10,125	(8,527)
Cash flow hedges	23,025	—	(1,670)
Foreign exchange risk
Cash flow hedges	72,391	625	(2,552)
Net investment hedges	2,080	—	(23)
	965,673	11,157	(14,675)
(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.

Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

	December 31, 2020
				Changes in fair value
		Carrying amount of		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loans	10,667	—	(132)	84	1
Securities at FVOCI	5,000	—	(101)	(29)	(20)
Borrowings and debt	70,000	1,831	—	199	(27)
Interest rate and foreign exchange risk
Loans	4,075	356	—	178	(149)
Borrowings and debt	340,414	2,500	(3,848)	(2,524)	(468)
Total	430,156	4,687	(4,081)	(2,092)	(663)

	December 31, 2019
				Changes in fair value
		Carrying amount of		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loans	13,333	—	(166)	(127)	(9)
Securities at FVOCI	5,000	—	(45)	(97)	(17)
Borrowings and debt	380,000	407	(594)	5,203	(65)
Interest rate and foreign exchange risk
Loans	6,430	276	—	(482)	(214)
Borrowings and debt	340,414	9,849	(8,527)	7,234	55
Total	745,177	10,532	(9,332)	11,731	(250)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of gains and losses resulting from activities of hedging derivative financial instruments recognized in the consolidated statements of profit or loss

	December 31, 2020
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loans	10,837	—	Loans, net	74	(83)
Securities at FVOCI	5,113	—	Securities and other financial assets, net	85	9
Borrowings and debt	—	(71,937)	Borrowings and debt, net	(292)	(226)
Interest rate and foreign exchange risk					—
Loans	3,789	—		(654)	(327)
Borrowings and debt	—	(339,688)	Borrowings and debt, net	1,083	2,056
Total	19,739	(411,625)		296	1,429

	December 31, 2019
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loans	13,583	—	Loans, net	158	118
Securities at FVOCI	5,142	—	Securities and other financial assets, net	94	80
Borrowings and debt	—	(381,587)	Borrowings and debt, net	18	(5,268)
Interest rate and foreign exchange risk
Loans	6,202	—	Loans, net	(495)	268
Borrowings and debt	—	(336,117)	Borrowings and debt, net	(973)	(7,179)
Total	24,927	(717,704)		(1,198)	(11,981)

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of maturity of financial instruments

	December 31, 2020
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less than 1 year	85,667	—	85,667
Over 1 to 2 years	—	271,646	271,646
Over 2 to 5 years	—	72,843	72,843
Total	85,667	344,489	430,156

	December 31, 2019
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less than 1 year	350,000	—	350,000
Over 1 to 2 years	48,333	—	48,333
Over 2 to 5 years	—	346,844	346,844
Total	398,333	346,844	745,177

Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

	December 31, 2020
				Change in fair	Changes in the		Amount
		Carrying amount of		value used for	fair value of the	Ineffectiveness	reclassified
		hedging instruments		calculating	hedging instruments	recognized	from the hedge
	Nominal			hedge	recognized in	in profit or	reserve to profit
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	loss (4)	or loss (4)
Interest rate risk
Borrowings and debt	60,000	—	(1,541)	(443)	(442)	1	(75)
Interest rate and foreign exchange risk
Borrowings and debt	221,508	23,091	—	23,380	23,481	101	(1,697)
Foreign exchange risk
Loans	71,353	—	(3,589)	(3,466)	(3,465)	1	(1,927)
Total	352,861	23,091	(5,130)	19,471	19,574	103	(3,699)

	December 31, 2019
					Changes in the
				Change in fair	fair value of the		Amount
				value used for	hedging		reclassified
		Carrying amount of		calculating	instruments	Ineffectiveness	from the hedge
	Nominal	hedging instruments		hedge	recognized in	recognized in	reserve to
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	profit or loss (4)
Interest rate risk
Borrowings and debt	123,000	—	(1,098)	(1,459)	(1,458)	1	39
Interest rate and foreign exchange risk
Borrowings and debt	23,025	—	(1,670)	(284)	(283)	1	—
Foreign exchange risk
Loans	72,391	625	(2,552)	(2,346)	(2,344)	2	(1,070)
Borrowings and debt	—	—	—	—	—	—	(5,545)
Total	218,416	625	(5,320)	(4,089)	(4,085)	4	(6,576)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position under the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of agreements qualifying as fair value hedge, the bank recognized the gain or loss on the derivative financial instruments and the gain or loss of the hedged asset or liability in profit or loss

	December 31, 2020
			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	to calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Interest rate risk
Borrowings and debt	—	(20,045)	Borrowings and debt, net	442	1,440
Interest rate and foreign exchange risk
Borrowings and debt	—	(243,817)	Borrowings and debt, net	(23,481)	(1,980)
Foreign exchange risk
Loans	74,509	—	Loans, net	3,465	562
Total	74,509	(263,862)		(19,574)	22

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

	December 31, 2019

			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Interest rate risk
Borrowings and debt	—	(70,110)	Borrowings and debt, net	1,458	1,072
Interest rate and foreign exchange risk
Borrowings and debt	—	(21,234)	Borrowings and debt, net	283	(5)
Foreign exchange risk
Loans	73,861	—	Loans, net	2,344	263
Total	73,861	(91,344)		4,085	1,330

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of maturity of financial instruments

	December 31, 2020
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flow hedge
Less than 1 year	71,353	40,000	—	111,353
Over 2 to 5 years	—	20,000	197,854	217,854
More than 5 years	—	—	23,654	23,654
Total	71,353	60,000	221,508	352,861

	December 31, 2019
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flow hedge
Less than 1 year	72,391	63,000	23,025	158,416
Over 1 to 2 years	—	40,000	—	40,000
Over 2 to 5 years	—	20,000	—	20,000
Total	72,391	123,000	23,025	218,416

Foreign exchange forwards
Disclosure of detailed information about hedging instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

The following table details the notional amount and carrying amount of the derivative instruments used as net investment hedge at December 31, 2019 by type of risk and hedged item, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31, 2019
Changes in the
					fair value of the		Amount
				Change in fair	hedging		reclassified from
		Carrying amount of		value used for	instruments	Ineffectiveness	the hedge reserve
	Nominal	hedging instruments		calculating hedge	recognized in	recognized in	to profit or
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	loss (4)
Foreign exchange risk
Net investment	2,080	—	(23)	(23)	(23)	—	(78)
Total	2,080	—	(23)	(23)	(23)	—	(78)

Derivative instruments used in net investment hedges at December 31, 2019 have a maturity of less than 30 days.

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position under the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

The following table details the nominal value and carrying amount of the net investment hedged items at December 31, 2019, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31, 2019
Change in
the fair
			Line in the	value of
			consolidated	the
			statement of	hedged
			financial position	items used
	Carrying amount of		that includes the	to calculate	Cash flow
	hedged items		carrying amount of	the hedged	hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Foreign exchange risk
Net investment	1,889	—	Securities and other financial assets, net	23	23
Total	1,889	—		23	23

Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.